Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 545
Ending balance	502	$ 545
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,002	1,962
Capital expenditures	78	66
Leases	72	55
Removed from service	(580)	(34)
Disposals of businesses	(19)	(16)
Translation and other, net	(59)	(31)
Ending balance	1,494	2,002
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,457)	(1,347)
Depreciation	(177)	(184)
Removed from service	580	34
Disposals of businesses	15	11
Translation and other, net	47	29
Ending balance	(992)	(1,457)
Land, buildings and building improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	369
Ending balance	356	369
Land, buildings and building improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	914	898
Capital expenditures	35	19
Leases	62	21
Removed from service	(58)	(19)
Disposals of businesses	(16)	(10)
Translation and other, net	(14)	5
Ending balance	923	914
Land, buildings and building improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(545)	(481)
Depreciation	(98)	(105)
Removed from service	58	19
Disposals of businesses	13	7
Translation and other, net	5	15
Ending balance	(567)	(545)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	108
Ending balance	84	108
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	792	752
Capital expenditures	29	24
Leases	10	32
Removed from service	(488)	(12)
Disposals of businesses	(1)
Translation and other, net	(42)	(4)
Ending balance	300	792
Computer equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(684)	(634)
Depreciation	(61)	(64)
Removed from service	488	12
Translation and other, net	41	2
Ending balance	(216)	(684)
Furniture, fixtures and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	68
Ending balance	62	68
Furniture, fixtures and other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	296	312
Capital expenditures	14	23
Leases		2
Removed from service	(34)	(3)
Disposals of businesses	(2)	(6)
Translation and other, net	(3)	(32)
Ending balance	271	296
Furniture, fixtures and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(228)	(232)
Depreciation	(18)	(15)
Removed from service	34	3
Disposals of businesses	2	4
Translation and other, net	1	12
Ending balance	$ (209)	$ (228)